T. ROWE PRICE Retirement I 2055 Fund - I Class
August 31, 2021 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/21
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
8/31/21
(Cost and value in $000s)
BOND MUTUAL FUNDS 3.6%
T. Rowe Price Funds:
New Income Fund  56,994 5,059 6,061 5,770,321 56,780
U.S. Treasury Long-Term Index
Fund  23,475 2,514 892 2,272,042 26,833
International Bond Fund (USD
Hedged)  18,344 1,614 1,804 1,786,334 18,221
Dynamic Global Bond Fund  12,039 1,184 852 1,221,339 11,993
High Yield Fund  2,563 144 1,964 104,144 700
Emerging Markets Bond Fund  1,819 124 1,385 45,993 526
Total Bond Mutual Funds (Cost $114,858) 115,053
EQUITY MUTUAL FUNDS 94.6%
T. Rowe Price Funds:
Value Fund  594,530 51,908 24,087 12,529,367 645,388
Growth Stock Fund (3) 516,351 45,140 28,808 5,022,477 592,351
Equity Index 500 Fund  246,827 50,571 6,124 2,575,588 308,272
International Value Equity Fund  222,821 19,842 6,127 14,454,211 233,146
Overseas Stock Fund  212,968 21,449 7,387 16,707,502 225,885
International Stock Fund  198,518 17,055 5,484 9,221,348 209,786
Mid-Cap Growth Fund  105,104 8,886 2,404 914,899 119,358
Mid-Cap Value Fund  119,015 9,423 7,381 3,306,405 115,096
Emerging Markets Stock Fund  111,661 9,402 8,645 1,965,961 106,083
Small-Cap Stock Fund  74,579 6,295 1,660 1,101,338 82,171
Real Assets Fund  76,224 6,452 2,934 5,364,813 79,614
Small-Cap Value Fund  71,773 6,028 1,672 1,211,869 77,802
New Horizons Fund (3) 61,313 4,753 1,169 761,499 74,360
Emerging Markets Discovery
Stock Fund  42,112 20,659 1,130 3,747,786 60,452
U.S. Large-Cap Core Fund  41,338 4,283 1,111 1,272,037 47,370
Total Equity Mutual Funds (Cost $2,219,256) 2,977,134

T. ROWE PRICE Retirement I 2055 Fund - I Class

$ Value
5/31/21
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
8/31/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.8%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.06% (4) 48,486 20,799 12,762 56,522,735 56,523
Total Short-Term Investments (Cost $56,523) 56,523
Total Investments in Securities 100.0%
(Cost $2,390,637) $ 3,148,710
Other Assets Less Liabilities (0.0)% (1,240)
Net Assets 100.0% $ 3,147,470
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled $250 and $537, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Retirement I 2055 Fund - I Class

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2021.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 12 $ (378) $ 111
Emerging Markets Bond Fund  40 (32) 21
Emerging Markets Discovery Stock Fund  334 (1,189) —
Emerging Markets Stock Fund  377 (6,335) —
Equity Index 500 Fund  2,779 16,998 903
Growth Stock Fund  5,528 59,668 —
High Yield Fund  61 (43) 30
International Bond Fund (USD Hedged)  27 67 93
International Stock Fund  1,279 (303) —
International Value Equity Fund  1,158 (3,390) —
Mid-Cap Growth Fund  843 7,772 —
Mid-Cap Value Fund  814 (5,961) —
New Horizons Fund  573 9,463 —
New Income Fund  56 788 285
Overseas Stock Fund  1,387 (1,145) —
Real Assets Fund  436 (128) —
Small-Cap Stock Fund  647 2,957 —
Small-Cap Value Fund  541 1,673 —
U.S. Large-Cap Core Fund  333 2,860 —
U.S. Treasury Long-Term Index Fund  (67) 1,736 128
Value Fund  4,740 23,037 —
U.S. Treasury Money Fund, 0.06% — — 8
Affiliates not held at period end (2) 2 —
Totals $ 21,896# $ 108,117 $ 1,579+
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1,579 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement I 2055 Fund - I Class
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement I 2055 Fund - I Class (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement I 2055 Fund - I Class

Level 2 –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
R420-054Q1 08/21